                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:        3/31/2001
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Walnut Asset Management LLC
                 -------------------------------
   Address:      1617 JFK Blvd, Ste 500
                 -------------------------------
                 Phila, Pa 19103
                 -------------------------------

                 -------------------------------

Form 13F File Number:
                      ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Deborah Williams
         -------------------------------
Title:   Senior Vice President
         -------------------------------
Phone:   215-789-6168
         -------------------------------

Signature, Place, and Date of Signing:

Deborah Williams                   Phila, PA            May 7, 2001
-------------------------------    ------------------   --------------
[Signature]                        [City, State]        [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

   List of Other Managers Reporting for this Manager:
   [If there are no entries in this list, omit this section.]

        Form 13F File Number        Name

        ---------------             ------------------------------------

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                   0
                                                           --------------------

Form 13F Information Table Entry Total:                            180
                                                           --------------------

Form 13F Information Table Value Total:                     $  247,692
                                                           --------------------
                                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.] NONE

     No.       Form 13F File Number         Name

     ------    --------------------         ---------------------------------

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMR Corp                       Common           001765106      311     8850 SH       SOLE                     8850
AOL Time Warner Inc            Common           00184A105     1039    25874 SH       SOLE                    25874
AT&T Corp                      Common           001957109     3524   165456 SH       SOLE                   165456
AT&T Corp Liberty Media Cl A   Common           001957208      450    32110 SH       SOLE                    32110
Abbott Laboratories            Common           002824100     1470    31142 SH       SOLE                    31142
Agilent Tech                   Common           00846U101     1010    32867 SH       SOLE                    32867
Air Products & Chemicals       Common           009158106     1344    35008 SH       SOLE                    35008
Airgas Inc                     Common           009363102      313    39700 SH       SOLE                    39700
Albertsons Inc                 Common           013104104      645    20269 SH       SOLE                    20269
Alcoa Inc.                     Common           013817101     2998    83400 SH       SOLE                    83400
Alltel Corp                    Common           020039103      470     8956 SH       SOLE                     8956
American Express               Common           025816109      479    11600 SH       SOLE                    11600
American Home Products         Common           026609107     3425    58303 SH       SOLE                    58303
American Intl Group            Common           026874107     1465    18195 SH       SOLE                    18195
Amgen Corp                     Common           031162100     1666    27685 SH       SOLE                    27685
Anheuser Busch Cos             Common           035229103     1167    25400 SH       SOLE                    25400
Archer Daniels Midland         Common           039483102      146    11086 SH       SOLE                    11086
Armstrong Holdings             Common           042384107       53    13100 SH       SOLE                    13100
Automatic Data Processing      Common           053015103     3129    57534 SH       SOLE                    57534
Avado Brands                   Common           05336P108      127   203800 SH       SOLE                   203800
Avery Dennison Corp            Common           053611109     1483    28500 SH       SOLE                    28500
Avon Products Inc              Common           054303102      407    10180 SH       SOLE                    10180
BP Amoco Plc ADR               Common           055622104     3478    70102 SH       SOLE                    70102


Bank Of New York               Common           064057102      443     9000 SH       SOLE                     9000
Bank One Corp                  Common           06423A103      691    19093 SH       SOLE                    19093
Bank of America                Common           060505104      595    10861 SH       SOLE                    10861
Baxter International           Common           071813109      217     2300 SH       SOLE                     2300
Beckman Coulter                Common           075811109      990    25325 SH       SOLE                    25325
Becton Dickinson               Common           075887109     2005    56770 SH       SOLE                    56770
Bellsouth Corp                 Common           079860102     1070    26144 SH       SOLE                    26144
Berkshire Hathaway Cl B        Common           084670207      757      348 SH       SOLE                      348
Blackrock Invt Qual Term       Common           09247J102       88    10000 SH       SOLE                    10000
Blackrock Municipal Target Ter Common           09247M105      110    10800 SH       SOLE                    10800
Blackrock Strategic Term       Common           09247P108      352    37500 SH       SOLE                    37500
Bristol Myers Squibb           Common           110122108     5254    88453 SH       SOLE                    88453
Burlington Resources           Common           122014103      452    10110 SH       SOLE                    10110
CNF Inc.                       Common           12612W104      567    19620 SH       SOLE                    19620
CVS Corp                       Common           126650100     1312    22425 SH       SOLE                    22425
Cabot Corp                     Common           127055101     1561    49565 SH       SOLE                    49565
Cabot Microelectronics         Common           12709P103      627    14180 SH       SOLE                    14180
Carpenter Technology           Common           144285103      390    13900 SH       SOLE                    13900
Caterpillar Inc                Common           149123101      217     4900 SH       SOLE                     4900
CenturyTel Inc                 Common           156700106      453    15756 SH       SOLE                    15756
Chevron Corp                   Common           166751107     1881    21421 SH       SOLE                    21421
Chubb Corp                     Common           171232101     2380    32853 SH       SOLE                    32853
Cigna Corp                     Common           125509109      506     4715 SH       SOLE                     4715
Cisco Systems                  Common           17275R102      453    28673 SH       SOLE                    28673
Citigroup Inc                  Common           172967101     2264    50329 SH       SOLE                    50329
Coca Cola Co                   Common           191216100     1708    37813 SH       SOLE                    37813
Colgate Palmolive              Common           194162103      232     4190 SH       SOLE                     4190
Comcast Corp Cl A Special      Common           200300200     3541    84434 SH       SOLE                    84434


Commerce Bancorp NJ            Common           200519106      502     8372 SH       SOLE                     8372
Compaq Computer                Common           204493100     1078    59239 SH       SOLE                    59239
Conagra Foods Inc              Common           205887102      993    54426 SH       SOLE                    54426
Corning Inc                    Common           219350105      401    19400 SH       SOLE                    19400
Deere & Co                     Common           244199105      747    20560 SH       SOLE                    20560
Dentsply International         Common           249030107      584    16000 SH       SOLE                    16000
Dial Corp                      Common           25247D101      194    15500 SH       SOLE                    15500
Disney Walt Co                 Common           254687106      791    27657 SH       SOLE                    27657
Durban Roodepoort Deep ADR     Common           266597301        9    10000 SH       SOLE                    10000
E.I. Du Pont                   Common           263534109     4399   108089 SH       SOLE                   108089
Eastman Chemical               Common           277432100      234     4754 SH       SOLE                     4754
Eastman Kodak Co               Common           277461109     1955    49018 SH       SOLE                    49018
El Paso Corporation            Common           28336L109      417     6392 SH       SOLE                     6392
Elan Corp Plc ADR              Common           284131208      810    15500 SH       SOLE                    15500
Emerson Electric               Common           291011104     4494    72479 SH       SOLE                    72479
Enron Corp                     Common           293561106      387     6662 SH       SOLE                     6662
Equitable Resources            Common           294549100      297     4300 SH       SOLE                     4300
Ericsson (L.M.) Tel Cl B ADR   Common           294821400       63    11200 SH       SOLE                    11200
Exxon Mobil Corp               Common           30231G102     8453   104353 SH       SOLE                   104353
Fannie Mae                     Common           313586109     1211    15210 SH       SOLE                    15210
Federal Mogul Corp             Common           313549107       59    20000 SH       SOLE                    20000
First Financial Holdings       Common           320239106      380    19000 SH       SOLE                    19000
First Union Corp               Common           337358105     2724    82534 SH       SOLE                    82534
FleetBoston Financial          Common           339030108     1156    30625 SH       SOLE                    30625
Ford Motor                     Common           345370860      409    14531 SH       SOLE                    14531
Fortune Brands                 Common           349631101      320     9300 SH       SOLE                     9300
General Electric               Common           369604103    13482   322080 SH       SOLE                   322080
General Mills                  Common           370334104      430    10000 SH       SOLE                    10000


General Motors                 Common           370442105     1482    28574 SH       SOLE                    28574
General Motors Cl H            Common           370442832      755    38714 SH       SOLE                    38714
Gillette Co                    Common           375766102      204     6550 SH       SOLE                     6550
GlaxoSmithKline PLC ADS        Common           37733W105     1536    29375 SH       SOLE                    29375
Global Crossing Ltd            Common           G3921A100      229    16947 SH       SOLE                    16947
Guidant Corp                   Common           401698105      516    11460 SH       SOLE                    11460
Halliburton Co                 Common           406216101     2239    60920 SH       SOLE                    60920
Hewlett Packard                Common           428236103     1748    55900 SH       SOLE                    55900
Home Depot Inc                 Common           437076102      375     8696 SH       SOLE                     8696
Honeywell International        Common           438516106      358     8783 SH       SOLE                     8783
Household International        Common           441815107      358     6050 SH       SOLE                     6050
Ingersoll-Rand                 Common           456866102      203     5110 SH       SOLE                     5110
Intel Corp                     Common           458140100     1517    57654 SH       SOLE                    57654
International Business Machine Common           459200101     8282    86111 SH       SOLE                    86111
International Paper            Common           460146103     1146    31751 SH       SOLE                    31751
J.P. Morgan Chase & Co         Common           46625H100     3165    70495 SH       SOLE                    70495
Johnson & Johnson              Common           478160104    10913   124766 SH       SOLE                   124766
KB Home                        Common           48666K109      392    12000 SH       SOLE                    12000
Kimberly-Clark Corp            Common           494368103     2445    36042 SH       SOLE                    36042
Koninkijke Philips Elec Reg Sh Common           500472303      918    34388 SH       SOLE                    34388
Liberty All-Star Equity Fd     Common           530158104      154    12549 SH       SOLE                    12549
Lilly Eli & Co                 Common           532457108     1288    16796 SH       SOLE                    16796
Lucent Technologies            Common           549463107     1609   161407 SH       SOLE                   161407
MBIA Inc                       Common           55262C100      775     9600 SH       SOLE                     9600
Marsh & McLennan               Common           571748102     1631    17165 SH       SOLE                    17165
McCormick & Co                 Common           579780206      250     5950 SH       SOLE                     5950
McDonald's Corp                Common           580135101      708    26650 SH       SOLE                    26650
Medtronic                      Common           585055106      692    15125 SH       SOLE                    15125


Mellon Financial               Common           58551A108     3885    95884 SH       SOLE                    95884
Merck & Co                     Common           589331107    13149   173246 SH       SOLE                   173246
Merrill Lynch                  Common           590188108      270     4874 SH       SOLE                     4874
Microsoft Corp                 Common           594918104     1963    35890 SH       SOLE                    35890
Minnesota Mining & Mfg         Common           604059105     5654    54416 SH       SOLE                    54416
Morgan Stanley Dean Witter Dis Common           617446448      479     8952 SH       SOLE                     8952
Motorola Inc                   Common           620076109     1624   113918 SH       SOLE                   113918
MuniYield PA Fund              Common           62630V109      565    42000 SH       SOLE                    42000
National City Corp             Common           635405103      289    10800 SH       SOLE                    10800
Nextel Communications Cl A     Common           65332V103      193    13400 SH       SOLE                    13400
Norfolk Southern               Common           655844108      532    31790 SH       SOLE                    31790
NuWave Technologies            Common           67065M102        7    10000 SH       SOLE                    10000
Nuveen Muni Advantage Fd       Common           67062H106      153    10800 SH       SOLE                    10800
Nuveen Pa Invt Qual Muni Fd    Common           670972108      538    36690 SH       SOLE                    36690
Nuveen Pa Premium Income Muni  Common           67061F101      608    45800 SH       SOLE                    45800
Omnicom Group                  Common           681919106      423     5100 SH       SOLE                     5100
Oracle Corp                    Common           68389X105      269    17956 SH       SOLE                    17956
PNC Financial Services         Common           693475105     2261    33373 SH       SOLE                    33373
PPG Industries                 Common           693506107      230     5000 SH       SOLE                     5000
PPL Corporation                Common           69351T106      613    13940 SH       SOLE                    13940
Pall Corp                      Common           696429307     1934    88217 SH       SOLE                    88217
Parkvale Financial             Common           701492100      240    10610 SH       SOLE                    10610
Penn Treaty American Corp      Common           707874103      102    10000 SH       SOLE                    10000
Pepsico Inc                    Common           713448108     4081    92864 SH       SOLE                    92864
Pfizer Inc.                    Common           717081103     1800    43962 SH       SOLE                    43962
Pharmacia Corp                 Common           71713U102     1129    22412 SH       SOLE                    22412
Philadelphia Suburban          Common           718009608      236    10000 SH       SOLE                    10000
Philip Morris Co               Common           718154107     2849    60048 SH       SOLE                    60048


Pitney Bowes                   Common           724479100      476    13700 SH       SOLE                    13700
Procter & Gamble               Common           742718109     4729    75536 SH       SOLE                    75536
Public Service Enterprise      Common           744573106      311     7201 SH       SOLE                     7201
Qwest Communications Intl      Common           749121109      965    27527 SH       SOLE                    27527
RadioShack Corp                Common           750438103      906    24700 SH       SOLE                    24700
Raytheon CL B                  Common           755111408      403    13725 SH       SOLE                    13725
Rohm & Haas                    Common           775371107      888    28827 SH       SOLE                    28827
Royal Dutch Petroleum          Common           780257804     3599    64925 SH       SOLE                    64925
S&P MidCap 400 Dep Rec         Common           595635103      233     2756 SH       SOLE                     2756
SBC Communications             Common           78387G103     2748    61572 SH       SOLE                    61572
Sara Lee Corp                  Common           803111103      378    17500 SH       SOLE                    17500
Schering-Plough Corp           Common           806605101      811    22200 SH       SOLE                    22200
Schlumberger Ltd               Common           806857108      340     5900 SH       SOLE                     5900
SouthTrust Corp                Common           844730101      208     4550 SH       SOLE                     4550
Sprint Corp                    Common           852061100      603    27422 SH       SOLE                    27422
Sprint Corp PCS Group          Common           852061506      211    11110 SH       SOLE                    11110
State Street Corp              Common           857477103      491     5260 SH       SOLE                     5260
Sun Microsystems               Common           866810104     1668   108550 SH       SOLE                   108550
Suntrust Banks                 Common           867914103      778    12000 SH       SOLE                    12000
Sysco Corp                     Common           871829107      278    10500 SH       SOLE                    10500
Systems & Computer Tech        Common           871873105      126    13700 SH       SOLE                    13700
Tangram Enterprise Solutions   Common           875924102       24    39000 SH       SOLE                    39000
Teco Energy Inc                Common           872375100      300    10000 SH       SOLE                    10000
Texaco Inc.                    Common           881694103     1189    17910 SH       SOLE                    17910
Texas Instruments              Common           882508104     2062    66546 SH       SOLE                    66546
Transocean Sedco Forex         Common           G90078109      462    10665 SH       SOLE                    10665
Tyco International             Common           902124106      926    21420 SH       SOLE                    21420
U.S. Restaurant Properties     Common           902971100      198    18000 SH       SOLE                    18000


Unilever NV                    Common           904784709      345     6549 SH       SOLE                     6549
Union Pacific                  Common           907818108      875    15560 SH       SOLE                    15560
UtiliCorp United               Common           918005109      745    23020 SH       SOLE                    23020
Van Kampen Pa Qual Muni Tr     Common           920924107      509    35000 SH       SOLE                    35000
Varian Medical Systems         Common           92220P105      547     9000 SH       SOLE                     9000
Verizon Communications         Common           92343V104     7622   154612 SH       SOLE                   154612
Viacom Inc Cl B                Common           925524308      309     7023 SH       SOLE                     7023
Vishay Intertechnology         Common           928298108      685    34410 SH       SOLE                    34410
Vodafone Group Spons ADR       Common           92857W100      213     7860 SH       SOLE                     7860
Vulcan Materials Co            Common           929160109      389     8300 SH       SOLE                     8300
Wal-Mart Stores                Common           931142103      771    15265 SH       SOLE                    15265
Waters Corp                    Common           941848103      358     7700 SH       SOLE                     7700
Wells Fargo & Co               Common           949746101     4080    82475 SH       SOLE                    82475
Williams Cos                   Common           969457100     2419    56453 SH       SOLE                    56453
Wilmington Trust Corp          Common           971807102      278     4700 SH       SOLE                     4700
Xerox Corp                     Common           984121103      164    27410 SH       SOLE                    27410
Bellsouth Cap Fdg 7.375% Quibs Pfd Stock        079857207      418    16100 SH       SOLE                    16100